Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 Segments	Jan. 02, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
ROU assets		$ 1,154
Lease liabilities		$ 1,154	$ 1,154
Weighted average incremental borrowing rate of lease liabilities		10.00%
Reporting segments | Segments	1
Minimum [Member]
Statement Line Items [Line Items]
Percentage on write off cost of plant and equipment	20.00%
Maximum [Member]
Statement Line Items [Line Items]
Percentage on write off cost of plant and equipment	30.00%